33. OTHER OPERATING INCOME (EXPENSES), NET (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Income Expenses Net Details Narrative
Depreciation charge of idleness cost	R$ 41.4	R$ 29.4	R$ 18.3